Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended		7 Months Ended	12 Months Ended	22 Months Ended
	Dec. 15, 2022	Nov. 12, 2021	Nov. 01, 2021	Sep. 27, 2021	May 20, 2021	Jan. 31, 2023	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Jun. 10, 2021
Related Party Transaction [Line Items]
Proceeds from related party debt											$ 363,995		$ 363,995
Proceeds from related party debt											$ 300,000
Warrants price, per share									$ 0.01		$ 0.01		$ 0.01
Working capital									$ 100,000			$ 100,000	$ 100,000
Issuance of Class B common stock to Sponsor, shares	499,992
Stock split, description			a 1 1/3 for 1 forward stock split
Stock issued during period value new issues								$ 25,000
Share price		$ 11.50							$ 10.20			$ 10.20	$ 10.20
Additional working capital										$ 100,000		$ 100,000
Common Class A [Member]
Related Party Transaction [Line Items]
Share price									$ 18.00			$ 18.00	$ 18.00
Stock Issued During Period, Shares, Conversion of Convertible Securities						1,000,000
Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares					4,312,500
Stock Issued During Period, Shares, Conversion of Convertible Securities						1,000.00
Shares, Issued									3,791,667				3,791,667
Sponsor [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares			4,791,667		4,312,500
Stock issued during period shares share based compensation forfeited				718,750
Stock split, description			the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares			4,791,667
Stock split, description			the Company effected a recapitalization whereby a 1 1/3 for 1 forward stock split of its Class B common stock was completed so that the Sponsor owns an aggregate of 4,791,667 founder shares.
Founder Shares [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares			4,791,667		4,312,500
Stock issued during period shares share based compensation forfeited				718,750
Stock split, description			a 1 1/3 for 1 forward stock split
Stock issued during period value new issues			$ 25,000
Share price			$ 0.005
Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Share price			$ 12.00
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock split, description			the Company effected a recapitalization whereby a 1 1/3 for 1 forward stock split of its Class B common stock was completed so that the Sponsor owns an aggregate of 4,791,667 founder shares.
IPO [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares		14,375,000
IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor, shares									14,375,000			14,375,000
Unsecured Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt							$ 300,000
Unsecured Promissory Note [Member] | IPO [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount														$ 300,000
Working Capital Loans [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants price, per share									$ 1.00			$ 1.00	$ 1.00
Debt conversion, converted instrument, warrants									1,500,000			1,500,000
Debt conversion, converted instrument, amount									$ 1,500,000			$ 1,500,000